Revenue Recognition - Summary of Disaggregation of Revenue (Detail)	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Edible Grocery [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	23.00%	24.00%	25.00%	24.00%
Perishables [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	29.00%	29.00%	29.00%	30.00%
Non-Edible Grocery [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	21.00%	21.00%	22.00%	21.00%
General Merchandise [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	13.00%	14.00%	14.00%	14.00%
Gasoline and Other Ancillary Services [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	14.00%	12.00%	10.00%	11.00%